Nature of Business and Organization (Details)											1 Months Ended	12 Months Ended
	Mar. 18, 2022 USD ($) shares	Dec. 29, 2021 USD ($) $ / shares shares	Jun. 14, 2021 USD ($)	Apr. 21, 2021 USD ($)	Mar. 12, 2021 USD ($) $ / shares	Dec. 04, 2020 $ / shares shares	Oct. 30, 2020 $ / shares shares	Oct. 21, 2020 $ / shares shares	Apr. 13, 2018 $ / shares shares	Apr. 13, 2018 $ / shares shares	Dec. 21, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Mar. 14, 2022	May 21, 2020 $ / shares shares	Feb. 12, 2020 $ / shares shares	Feb. 12, 2020 $ / shares shares
Nature of Business and Organization (Details) [Line Items]
Number of shares issued (in Shares) | shares									1,000	1,000
Price per Share | (per share)									$ 0.001	$ 0.01
Ordinary shares par value | (per share)												$ 22,960,277				$ 0.001	$ 0.01
Ordinary shares issued (in Shares) | shares	3,826,000											50,000,000			9,000,000
Price per share (in Dollars per share) | $ / shares												$ 0.001
Public offering units					$ 3,333,335
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.001	$ 0.001
Purchase of warrants					$ 0.75
Price per share (in Dollars per share) | $ / shares					$ 6
Offering expenses payable					$ 18,000,000
Warrant and purchased total of ordinary shares			$ 43,616	$ 214,286
Equity interest percentage		100.00%												100.00%
Equity ownership percentage		100.00%										100.00%
Aggregate value		$ 23,470,712
Aggregate shares (in Shares) | shares		3,189,000
Earnout payment												$ 5,884,013	$ 8,826,019
Net income												3,000,000	$ 3,000,000
Total consideration paid												$ 7,078,100
Newly issued ordinary shares (in Shares) | shares												3,826,000
Price per ordinary shares (in Dollars per share) | $ / shares												$ 1.85
Closing price												$ 1,000,000
Net income												$ 1,300,000
Quoted closing price per share (in Dollars per share) | $ / shares												$ 1.85
Cash												$ 9,550,000
Net sales
Net income
Ordinary Shares [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares authorized (in Shares) | shares															50,000,000
Ordinary shares par value | (per share)															$ 0.001	$ 0.001	$ 0.01
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.001
Price per share (in Dollars per share) | $ / shares												$ 2.12
Share Purchase Agreement [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interest percentage		100.00%
Equity ownership percentage												100.00%
Payments												$ 10,076,600
Minimum [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares issued (in Shares) | shares															9,000,000
Minimum [Member] | Ordinary Shares [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares authorized (in Shares) | shares																38,000,000	38,000,000
Ordinary shares issued (in Shares) | shares																1,000	1,000
Maximum [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares issued (in Shares) | shares															9,250,000
Maximum [Member] | Ordinary Shares [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares authorized (in Shares) | shares																50,000,000	50,000,000
Ordinary shares issued (in Shares) | shares																9,250,000	9,250,000
MingZhu to MingZhu HK [Member]
Nature of Business and Organization (Details) [Line Items]
Ownership interest									100.00%	100.00%
MingZhu Cayman [Member]
Nature of Business and Organization (Details) [Line Items]
Ownership interest									100.00%	100.00%
MingZhu BVI [Member]
Nature of Business and Organization (Details) [Line Items]
Ownership interest									100.00%	100.00%
Initial Public Offering [Member]
Nature of Business and Organization (Details) [Line Items]
Number of shares issued (in Shares) | shares								3,000,000
Price per share (in Dollars per share) | $ / shares								$ 4
Over-Allotment Option [Member]
Nature of Business and Organization (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 4	$ 4
Purchase of ordinary shares (in Shares) | shares						4,040	350,000
Yinhua [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares issued (in Shares) | shares	3,826,000
Equity ownership percentage	100.00%
Earnout payment												$ 1,998,500
Paid to sellers	$ 1,000,000
Feipeng BVI [Member]
Nature of Business and Organization (Details) [Line Items]
Equity ownership percentage											100.00%
Closing price											$ 9,550,000
Net income											2,400,000
Acquired amount											14,540,436
Number of shares value											$ 4,990,436
Feipeng BVI [Member] | Share Purchase Agreement [Member]
Nature of Business and Organization (Details) [Line Items]
Equity ownership percentage											100.00%
Closing price											$ 9,550,000
Net income											2,400,000
Acquired amount											14,540,436
Number of shares value											$ 4,990,436
Zhejiang Cheyi Network Technology Co Ltd [Member]
Nature of Business and Organization (Details) [Line Items]
Equity ownership percentage		100.00%
Cheyi BVI [Member]
Nature of Business and Organization (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 2.12
Aggregate value		$ 6,760,680
Earnout payment		$ 2,000,000